FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured on the Company's Consolidated Balance Sheet at Fair Value on a Recurring Basis Subsequent to Initial Recognition) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Line Items]
Warrant liability	$ (1,890,000)	$ (9,345,000)
Recurring basis [Member] | Total Fair Value and Carrying Value on the Balance Sheet [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets	1,688,103	1,502,578
Derivative liabilities		(1,463,252)
Warrant liability	(1,890,000)	(9,345,000)
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Warrant liability	(1,890,000)	(9,345,000)
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets	1,688,103	1,502,578
Derivative liabilities		(1,463,252)
Warrant liability	(1,890,000)	(9,345,000)
Recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets
Derivative liabilities
Warrant liability
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets
Derivative liabilities
Warrant liability